Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER DEVELOPING MARKETS FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Supplement [Text Block]	odmf_SupplementTextBlock

OPPENHEIMER DEVELOPING MARKETS FUND

Supplement dated November 16, 2016 to the

Prospectus and Summary Prospectus, each dated October 28, 2016

This supplement amends the Prospectus and Summary Prospectus of the above referenced fund (the "Fund"), each dated October 28, 2016.

In the Average Annual Total Returns table under the section titled The Fund's Past Performance, the performance return information for the Morgan Stanley Capital International Emerging Markets Index is hereby deleted and replaced with the following:

	1 Year	5 Years (or life of class, if less)	10 Years
Morgan Stanley Capital International Emerging Markets Index	(14.92)%	(4.81)%	3.61%
(reflects no deduction for fees, expenses, or taxes)		(1.06)%[1]
1. As of 12/31/11

OPPENHEIMER DEVELOPING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	odmf_SupplementTextBlock

OPPENHEIMER DEVELOPING MARKETS FUND

Supplement dated November 16, 2016 to the

Prospectus and Summary Prospectus, each dated October 28, 2016

This supplement amends the Prospectus and Summary Prospectus of the above referenced fund (the "Fund"), each dated October 28, 2016.

In the Average Annual Total Returns table under the section titled The Fund's Past Performance, the performance return information for the Morgan Stanley Capital International Emerging Markets Index is hereby deleted and replaced with the following:

	1 Year	5 Years (or life of class, if less)	10 Years
Morgan Stanley Capital International Emerging Markets Index	(14.92)%	(4.81)%	3.61%
(reflects no deduction for fees, expenses, or taxes)		(1.06)%[1]
1. As of 12/31/11

OPPENHEIMER DEVELOPING MARKETS FUND | Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
5 Years	rr_AverageAnnualReturnYear05	(4.81%)
10 Years	rr_AverageAnnualReturnYear10	3.61%
(or life of class, if less)	rr_AverageAnnualReturnSinceInception	(1.06%)	[1]

[1]	As of 12/31/11